Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Interest received	$ 15,284,615	$ 14,669,641
Fees and commissions received	1,285,575	1,346,530
Interest paid	(1,342,185)	(1,197,946)
Proceeds from sale of mortgage loans held for sale	22,360,618	16,503,589
Origination of mortgage loans held for sale	(23,245,118)	(16,192,939)
Cash paid to suppliers and employees	(9,441,840)	(8,204,143)
Income taxes paid	(2,462,983)	(2,573,681)
Cash provided by operating activities	2,438,682	4,351,051
Proceeds from maturity and call of securities
Available for sale	8,101,190	4,753,161
Held to maturity	3,306,926	2,975,000
Proceeds from sale of securities
Available for sale	298,379	543,277
Held to maturity	0	517,125
Purchase of securities
Available for sale	(19,590,432)	(12,190,544)
Held to maturity	(4,692,897)	(5,560,761)
Loans made to customers, net of principal collected	(27,083,940)	(5,864,275)
Redemption (purchase) of stock in FHLB of Atlanta	(20,200)	(38,300)
Other real estate owned proceeds	0	1,021,820
Purchase of bank owned life insurance	0	(400,000)
Purchases of premises, equipment and software	(181,540)	(451,080)
Cash used by investing activities	(39,862,514)	(14,694,577)
Net increase (decrease) in
Noninterest-bearing deposits	4,747,893	5,983,509
Interest-bearing deposits	22,002,506	8,770,698
Securities sold under repurchase agreements	6,735,540	851,292
Federal Home Loan Bank of Atlanta advances	(2,000,000)	3,000,000
Dividends paid, net of reinvestments	(942,031)	(652,447)
Cash provided by financing activities	30,543,908	17,953,052
Net increase in cash and cash equivalents	(6,879,924)	7,609,526
Cash and cash equivalents at beginning of period	20,192,839	12,583,313
Cash and cash equivalents at end of period	13,312,915	20,192,839
Reconciliation of net income to net cash provided by operating activities
Net income	3,909,129	4,268,222
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	448,895	385,711
Net loss (gain) on sale of investment securities:
Available for sale	0	(8,179)
Held to maturity	0	13,687
Write down of other real estate owned	58,500	22,500
Net gain on sale of other real estate owned	0	(572,974)
Mutual fund dividend	(7,612)	0
Decrease (increase) in mortgage loans held for sale	(884,500)	310,650
Deferred income taxes	307,153	95,150
Amortization of premiums and accretion of discounts, net	165,281	73,509
Increase (decrease) in
Deferred loan fees	46,770	(53,264)
Accrued interest payable	3,935	(8,300)
Other liabilities	242,573	404,519
Decrease (increase) in
Accrued interest receivable	(106,040)	17,504
Bank owned life insurance cash surrender value	(179,622)	(72,264)
Other assets	(1,565,780)	(525,420)
Cash provided by operating activities	$ 2,438,682	$ 4,351,051